Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Institutional Z | International Equity Research Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio SummaryInternational Equity Research Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	 “Other Expenses” have been based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in companies based in developed markets outside the United States as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry, and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock at their discretion based on factors such as trading volumes, market capitalization, or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts, as defined below), and investment companies that invest in the types of securities in which the Portfolio would normally invest. Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies. The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.Emerging and Frontier Market Risk: Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.Participation Notes Risk: Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.Small- and Mid-Capitalization Risk: The securities of small and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Institutional Class Z of the Portfolio is not yet in operation.Accordingly, the performance information shown in the following bar chart is for the Institutional Class of the Portfolio which is not offered in this Prospectus but would have substantially similar annual returns as the Institutional Class Z because both classes of shares are invested in the same portfolio of securities.Annual returns will differ only to the extent that the classes do not have the same expenses.The bar chart below shows how the Portfolio’s Institutional Class investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Portfolio’s Institutional Class has performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio’s Institutional Class Z will perform in the future.Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Portfolio’s Institutional Class investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class Z of the Portfolio is not yet in operation.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio’s Institutional Class has performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio’s Institutional Class Z will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Equity Research Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 19.16% in the second quarter of 2020; the worst was -23.51% in the first quarter of 2020.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Accordingly, the performance information shown in the following bar chart is for the Institutional Class of the Portfolio which is not offered in this Prospectus but would have substantially similar annual returns as the Institutional Class Z because both classes of shares are invested in the same portfolio of securities.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS <br/>(for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Institutional Z | International Equity Research Portfolio | Institutional Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	$ 2,039
2016	rr_AnnualReturn2016	7.95%
2017	rr_AnnualReturn2017	29.57%
2018	rr_AnnualReturn2018	(12.91%)
2019	rr_AnnualReturn2019	23.23%
2020	rr_AnnualReturn2020	14.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.51%)
1-Year	rr_AverageAnnualReturnYear01	14.91%
5-Year	rr_AverageAnnualReturnYear05	11.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Institutional Z | International Equity Research Portfolio | Return After Taxes on Distributions | Institutional Class Z
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.84%	[3]
5-Year	rr_AverageAnnualReturnYear05	10.27%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%	[3]
Institutional Z | International Equity Research Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Z
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.31%	[3]
5-Year	rr_AverageAnnualReturnYear05	8.90%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%	[3]
Institutional Z | International Equity Research Portfolio | MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.65%
5-Year	rr_AverageAnnualReturnYear05	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%

[1]	“Other Expenses” have been based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[3]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.